EQUITY METHOD INVESTMENTS - Schedule of Investments in and Advances to Affiliates, Schedule of Investments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity method investment balance	$ 3,647		$ 3,555	$ 3,685
Equity method (loss) income	$ 44	$ (70)	(64)	60	$ (179)
Renewable Energy Tax Equity Investments
Schedule of Equity Method Investments [Line Items]
Equity method investment balance			1,227	1,360
Equity method (loss) income			$ (132)	(93)	(61)
China XD Electric
Schedule of Equity Method Investments [Line Items]
Ownership percentage			15.00%
Equity method investment balance			$ 485	481
Equity method (loss) income			$ 8	7	2
Aero Alliance
Schedule of Equity Method Investments [Line Items]
Ownership percentage			50.00%
Equity method investment balance			$ 510	472
Equity method (loss) income			$ 38	55	0
Hitachi-GE Nuclear Energy
Schedule of Equity Method Investments [Line Items]
Ownership percentage			20.00%
Equity method investment balance			$ 253	254
Equity method (loss) income			$ 7	15	18
GE Prolec
Schedule of Equity Method Investments [Line Items]
Ownership percentage			50.00%
Equity method investment balance			$ 205	117
Equity method (loss) income			93	17	10
Other Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment balance			875	1,001
Equity method (loss) income			$ (78)	$ 59	$ (148)
Maximum | Renewable Energy Tax Equity Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage			61.00%
Minimum | Renewable Energy Tax Equity Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage			8.00%